Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and Administrative	106,808	643,057	224,675	799,527
Professional Fees	146,235	58,091	290,248	139,421
Officer's Salary	107,810	98,816	213,189	185,392
Research and Development	139,853	143,503	250,534	223,089
Total Operating Expenses	500,706	943,467	978,646	1,347,429
Loss from Operations	(500,706)	(943,467)	(978,646)	(1,347,429)
Other Income/(Expenses)
Gain on forgiveness of debt	5,704	0	5,704	9,679
Loss on disposal of fixed asset	0	(953)	0	(953)
Interest expense	(33,063)	(23,834)	(64,103)	(45,726)
Total Other Income/(Expenses)	(27,359)	(24,787)	(58,399)	(37,000)
Net (Loss) before Provision for Income Taxes	(528,065)	(968,254)	(1,037,045)	(1,384,429)
Provision for Income Taxes	0	0	0	0
Net Loss	$ (528,065)	$ (968,254)	$ (1,037,045)	$ (1,384,429)
Net Loss Per Share - Basic and Diluted	$ 0	$ 0	$ 0	$ 0
Weighted average number of shares outstanding	731,190,422	677,630,696	721,079,852	676,922,818